Share-Based Payments (Summary Of Option Activity) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	22,342
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	447,603
Granted, Shares	84
Exercised, Shares	(3,104)
Expired or forfeited, Shares	(33,269)
Shares, Outstanding	411,314
Vested or expected to vest as of year end, Shares	391,759
Exercisable at end of year, Shares	317,903
Weighted-Average Exercise Price, Outstanding	36.28
Granted, Weighted-Average Exercise Price	39.19
Exercised, Weighted-Average Exercise Price	35.23
Expired or forfeited, Weighted-Average Exercise Price	36.87
Weighted-Average Exercise Price, Outstanding	36.70
Vested or expected to vest as of year end, Weighted-Average Exercise Price	36.15
Exercisable at end of year, Weighted-Average Exercise Price	36.82
Weighted-Average Remaining Contractual Term, Outstanding at end of the year	3 years 3 months 18 days
Vested or expected to vest as of year end, Weighted-Average Remaining Contractual Term	3 years 3 months 18 days
Exercisable at end of year, Weighted-Average Remaining Contractual Term	3 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at end of the year	0.0
Vested or expected to vest as of year end, Aggregate Intrinsic Value	0.0
Exercisable at end of year, Aggregate Intrinsic Value	0.0